STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (100,769)	$ (37,653)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	874	362
Provision for doubtful accounts	3,349
Provision for inventory obsolescence and write-downs	917	261
Loss on disposal of fixed asset	39
Gain on extinguishment of debt	(2,194)
Change in fair value of warrant liability	28,812	20,835
Change in fair value of earnout liability	4,183
Change in fair value of derivative liability	5,341
Stock-based compensation	2,538	275
Amortization of debt discount	6,670	1,789
Non-cash impact of operating lease right-of-use asset	991	1,254
Issuance of common stock warrants for services performed	433
Other non-cash expenses		165
Changes in operating assets and liabilities:
Accounts receivable	(8,399)	(3,016)
Inventories	(9,795)	(2,017)
Prepaid expenses and other assets	(6,380)	(1,621)
Accounts payable	3,578	1,442
Accrued expenses and other liabilities	4,005	1,698
Net cash used in operating activities	(65,807)	(16,226)
Cash flows from investing activities
Purchase of property and equipment	(3,244)	(2,013)
Proceeds from disposal of property and equipment	55
Net cash used in investing activities	(3,189)	(2,013)
Cash flows from financing activities
Proceeds from convertible notes payable, net of issuance costs paid	95,000	9,679
Proceeds from Business combination and PIPE Financing, net of issuance costs paid	142,796
Proceeds from facility borrowings	7,000	1,000
Repayments of facility borrowings	(11,500)
Proceeds as part of a redemption of convertible notes payable and Series C redeemable convertible preferred stock and warrants		3,000
Proceeds from exercise of common warrants	157
Proceeds from issuance of Series C convertible preferred stock and preferred stock warrants		3,225
Proceeds for the exercise of Series C redeemable convertible preferred warrants	3,100	500
Payments on finance lease obligations	(54)	(88)
Proceeds from exercise of stock options	575	86
Net cash provided by financing activities	237,074	17,402
Net increase in cash	168,078	(837)
Cash - Beginning of year	460	1,297
Cash - End of year	168,538	460
Supplemental cash flow information
Cash paid for interest	6,245	864
Significant noncash transactions
Earnout liability at inception	78,960
Warrant liability at inception	1,253
Derivative liability at inception	17,063
Conversion of short-term convertible notes for common stock	9,679
Conversion of convertible notes for common stock	10,089
Conversion of warrant liabilities for common stock	37,580
Conversion of convertible notes payable into Series C redeemable convertible preferred stock		$ 3,000
Finance lease right-of-use asset in exchange for a lease liability	$ 208